LEASE (Tables)	12 Months Ended
Dec. 31, 2021
LEASE
Schedule of movement of lease liabilities

Opening balance as of December 31, 2020, 2019 and 2018	1,053,194	1,207,189	976,115
Initial adoption	—	—	340,225
New contracts/Remeasurements	60,824	37,285	211,375
Interest Incurred	377,482	365,596	338,163
Payments	(588,016)	(556,876)	(547,226)
Write-offs	—	—	(111,463)
Final balance as of December 31, 2021, 2020 and 2019	903,484	1,053,194	1,207,189

	12/31/2021	12/31/2020	12/31/2019
Current	209,774	217,321	219,484
Non-current	693,710	835,873	987,705
Total	903,484	1,053,194	1,207,189

Schedule of fixed and variable rents and short term and low value contracts

	12/31/2021	12/31/2020
Short-term leases	3,667	23,552
Low-cost leases	23,827	23,452
Variable lease expenses	885	824

Schedule of maturities of the non-current balance

12/31/2021
2023	210,031
2024	205,718
2025	150,177
2026	36,794
2027	27,699
After 2027	63,291
Total	693,710

Schedule of potential right of PIS/COFINS to be recovered included in lease consideration

	12/31/2021	12/31/2020
Lease consideration	588,016	556,876
Potential PIS/COFINS (9.25%)	54,391	51,511